Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial assets:
Cash and deposits with banks	¥ 74,362,135	¥ 76,669,401	¥ 78,750,443
Call loans and bills bought	7,885,057	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	25,468,742	22,076,009
Trading assets	6,890,217	6,176,613
Derivative financial instruments	10,093,100	8,313,016
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Investment securities	33,537,857	33,546,133
Loans and advances	130,516,241	125,190,819
Other financial assets	11,876,173	7,061,639
Total	303,334,635	287,137,388
Financial liabilities:
Deposits	201,930,427	190,022,742
Call money and bills sold	3,656,737	4,378,277
Repurchase agreements and cash collateral on securities lent	24,176,556	27,791,101
Trading liabilities	4,130,591	4,838,439
Derivative financial instruments	11,472,444	9,303,258
Financial liabilities designated at fair value through profit or loss	661,424	597,846
Borrowings	10,551,657	12,697,699
Debt securities in issue	16,576,423	14,387,415
Other financial liabilities	16,425,020	10,346,934
Total	289,581,279	274,363,711
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Trading assets	6,890,217	6,176,613
Derivative financial instruments	10,093,100	8,313,016
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Total	19,688,430	17,392,598
Financial liabilities:
Deposits	(41,458)	(20,858)
Trading liabilities	4,130,591	4,838,439
Derivative financial instruments	11,472,444	9,303,258
Financial liabilities designated at fair value through profit or loss	661,424	597,846
Borrowings	(3,361)	(1,967)
Debt securities in issue	(6,751)	(2,495)
Total	16,212,889	14,714,223
Financial Assets and Liabilities at Amortized Cost [member]
Financial assets:
Cash and deposits with banks	74,362,135	76,669,401
Call loans and bills bought	7,885,057	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	25,468,742	22,076,009
Investment securities	4,763,716	366,997
Loans and advances	130,516,241	125,190,819
Other financial assets	11,876,173	7,061,639
Total	254,872,064	236,565,654
Financial liabilities:
Deposits	201,971,885	190,043,600
Call money and bills sold	3,656,737	4,378,277
Repurchase agreements and cash collateral on securities lent	24,176,556	27,791,101
Borrowings	10,555,018	12,699,666
Debt securities in issue	16,583,174	14,389,910
Other financial liabilities	16,425,020	10,346,934
Total	273,368,390	259,649,488
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	23,268,702	28,008,280
Total	23,268,702	28,008,280
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	5,505,439	5,170,856
Total	¥ 5,505,439	¥ 5,170,856